Salaries and welfare charges (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Salaries and welfare charges
Accrued vacation and charges	$ 20,025	$ 22,521
Bonus	8,071	1,977
Salaries	5,978	5,800
Withholding income tax	5,184	5,580
Payroll charges	3,496	3,343
Others	1,800	1,346
Total	$ 44,554	$ 40,567	$ 49,860